Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2015
Buildings On Owned Land
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	P40Y
Buildings On Leased Land
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life
Land and Buildings under Capital Lease
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life [1]
Theatre Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Theatre Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	15 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life

[1]	Amortization of capital lease assets is included in depreciation and amortization expense on the consolidated statements of income. Accumulated amortization of capital lease assets as of December 31, 2014 and 2015 was $133,022 and $150,968, respectively.